Beck Mack + Oliver Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
1
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Common Stock - 98.2%
Communication Services - 7.2%
26,000 Alphabet, Inc., Class C $ 4,612,140
4,000 Amazon.com, Inc.
(a)
877,560
5,489,700
Consumer Discretionary - 7.4%
12,000 Hilton Worldwide Holdings, Inc. 3,196,080
35,000 Somnigroup International, Inc. 2,381,750
5,577,830
Energy - 0.8%
20,000 Enterprise Products Partners LP 620,200
Financials - 39.3%
43,000 Apollo Global Management, Inc. 6,100,410
13,000 Arthur J Gallagher & Co. 4,161,560
37,000 Blackstone, Inc., Class A 5,534,460
6,000 Credit Acceptance Corp.
(a)
3,056,580
23,000 Fiserv, Inc.
(a)
3,965,430
8,000 JPMorgan Chase & Co. 2,319,280
2,700 Mastercard, Inc., Class A 1,517,238
35,000 The Charles Schwab Corp. 3,193,400
29,848,358
Health Care - 15.3%
17,000 Abbott Laboratories 2,312,170
115,000 Fortrea Holdings, Inc.
(a)
568,100
10,000 Labcorp Holdings, Inc. 2,625,100
80,000 RadNet, Inc.
(a)
4,552,800
4,500 Waters Corp.
(a)
1,570,680
11,628,850
Industrials - 16.2%
56,000 Ashtead Group PLC 3,612,000
17,000 Ferguson Enterprises, Inc. 3,701,750
40,000 Rush Enterprises, Inc., Class A 2,060,400
80,000 Zurn Elkay Water Solutions Corp. 2,925,600
12,299,750
Information Technology - 12.0%
27,000 CoStar Group, Inc.
(a)
2,170,800
10,500 Microsoft Corp. 5,222,805
3,000 Roper Technologies, Inc. 1,700,520
9,094,125
Total Common Stock (Cost $36,173,199) 74,558,813
Shares Security Description Value
Money Market Fund - 1.8%
1,387,508 First American
Government Obligations
Fund, Class X, 4.26%
(b)
(Cost $1,387,508) 1,387,508
Shares Security Description Value
Investments, at value - 100.0% (Cost $37,560,707) $ 75,946,321
Other Assets & Liabilities, Net - 0.0% 1,708
Net Assets - 100.0% $ 75,948,029
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of June 30, 2025.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 75,946,321
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 75,946,321

Beck Mack + Oliver Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
2
The Level 1 value displayed in this table includes Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.